Trade and other payables	12 Months Ended
Mar. 31, 2023
Trade and other payables
Trade and other payables

15. Trade and other payables

Trade and other payables mainly consist of amounts owed to suppliers that have been invoiced or are accrued and contract liabilities relating to consideration received from customers in advance. They also include taxes and social security amounts due in relation to the Group’s role as an employer. Derivative financial instruments with a negative market value are reported within this note.

Accounting policies

Trade payables are not interest-bearing and are stated at their nominal value.

	2023	2022
	€m	€m
Included within non-current liabilities
Other payables	520	452
Accruals	48	28
Contract liabilities	500	530
Derivative financial instruments[1]	1,116	1,506
	2,184	2,516
Included within current liabilities
Trade payables	7,662	7,327
Amounts owed to associates and joint ventures	329	40
Other taxes and social security payable	1,013	1,114
Other payables	2,080	2,032
Accruals[2]	4,814	6,991
Contract liabilities	2,043	1,991
Derivative financial instruments[1]	306	166
	18,247	19,661

Notes:

1

Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2	Includes €nil (2022: €1,434 million) payable in relation to the irrevocable and non-discretionary share buyback programmes.

The carrying amounts of trade and other payables approximate their fair value.

Materially all of the €1,991 million recorded as current contract liabilities at 1 April 2022 was recognised as revenue during the year.

Other payables included within non-current liabilities include €257 million (2022: €351 million) in respect of the re-insurance of a third party annuity policy related to the Vodafone and CWW Sections of the Vodafone UK Group Pension Scheme.

The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.